Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2012	Jan. 02, 2011	Jan. 03, 2010
Property, plant and equipment at cost and accumulated depreciation
Land and land improvements	$ 754	$ 738
Buildings and building equipment	9,389	9,079
Machinery and equipment	19,182	18,032
Construction in progress	2,504	2,577
Total property, plant and equipment, gross	31,829	30,426
Less accumulated depreciation	17,090	15,873
Property, plant and equipment, net	$ 14,739	$ 14,553	$ 14,759